Initial Public Offering (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 14, 2023	Oct. 22, 2021	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from the sale of Class A ordinary shares, shares			200,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50	$ 11.50
Temporary equity stock redeemed during the period shares	18,281,946
Temporary equity, Shares outstanding	4,718,054		4,000,000	4,718,054	23,000,000	23,000,000
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued upon exercise of warrant				1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Initial Public Offering and Over Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from the sale of Class A ordinary shares, shares		23,000,000
Share price		$ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from the sale of Class A ordinary shares, shares		20,000,000
Share price		$ 10.00
Common stock, Conversion basis				Each Unit consists of one share of Class A ordinary shares and one-half of one Public Warrant.	Each Unit consists of one share of Class A ordinary shares and one-half of 1 one Public Warrant.
Anchor Investors Investment [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from anchor investors for issuance of units		$ 198,600,000
Offering Of Units per Anchor Investor Percentage		9.90%
Anchor Investors Unit Purchases Percentage		99.30%